Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Public Utilities, Inventory [Line Items]
Inventory, net	$ 74,081	$ 64,962
Repair parts
Public Utilities, Inventory [Line Items]
Inventory, net	48,822	41,358
Tires and track frames
Public Utilities, Inventory [Line Items]
Inventory, net	6,223	6,478
Fuel and lubricants
Public Utilities, Inventory [Line Items]
Inventory, net	2,612	1,941
Parts and supplies
Public Utilities, Inventory [Line Items]
Inventory, net	57,657	49,777
Parts, supplies and components for equipment rebuilds
Public Utilities, Inventory [Line Items]
Inventory, net	15,397	13,898
Customer rebuild work in process
Public Utilities, Inventory [Line Items]
Inventory, net	$ 1,027	$ 1,287